Significant Customers - Schedule of Concentrations of Revenues (Details) (10-K) - Revenue [Member]	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
BlueCross BlueShield [Member]
Concentration of risk percentage	25.00%	24.00%		26.00%	25.00%	26.20%
BlueCross BlueShield [Member] | Successor [Member]
Concentration of risk percentage			39.50%
Priority Health [Member]
Concentration of risk percentage	21.00%	16.00%		26.00%	19.00%	19.70%
Priority Health [Member] | Successor [Member]
Concentration of risk percentage			44.20%